ACCRUED EXPENSES AND OTHER (Schedule of Other Account Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Other account payable and accrued expenses:
Employees and payroll accruals	$ 6,292		$ 5,179
Accrued expenses	1,288		1,072
Authorities	156		116
Contract liabilities	6,928	[1]	5,239	[1]	$ 2,778
Warranty provision	353		325
Accrued royalties	3,097		1,736
Provision for restructuring plan	0		63
Other	480		222
Total other account payable and accrued expenses	$ 18,594		$ 13,952

[1]	Contract liabilities